Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Schedule of Intangible assets

Intangible assets consist of the following:

	2019	2018	2017
Amortizable intangible assets
Customer relationships	$891,553	1,020,500	1,028,747
Accumulated amortization	(74,859)	(95,911)	(34,876)
Impairment loss	(73,733)	(6,139)	—
Total net amortizable intangible assets	742,961	918,450	993,871
Trade names not subject to amortization	29,679	46,196	46,171
Impairment loss	—	(15,291)	—
Total intangible assets	$772,640	949,355	1,040,042